Other income, net - Schedule of Other income, net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income, net
Investment income from short-term investments	$ 4,413,000	$ 4,354,000	$ 2,903,000
Gains from reversal of long outstanding payables	3,549,000	6,831,000	3,239,000
Government subsidy income	1,057,000	2,360,000	2,377,000
Income from the disposal of long-term investments	862,000
Exchange gains, net	216,000	1,693,000	4,494,000
Net gains arising from long-term investments	131,000	121,000	288,000
VAT deduction		840,000	1,220,000
Impairment of long-term investments	(1,407,000)		(590,000)
Others	362,000	705,000	(386,000)
Total	9,183,000	16,904,000	13,545,000
Interest income from time deposits	2,247,000	1,389,000	361,000
Investment income from investments in financial instruments	$ 2,166,000	$ 2,965,000	$ 2,543,000